Provisions (Tables)	12 Months Ended
Sep. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Movement in Provisions

	Onerous leases[1,4]	Litigation and claims[2]	Decommissioning liabilities[3]	Restructuring[4]	Total
	$	$	$	$	$
As at September 30, 2017	24,961	6,572	32,385	63,128	127,046
Additional provisions	14,433	3,080	2,353	111,878	131,744
Utilized amounts	(15,931)	(859)	(1,707)	(123,766)	(142,263)
Reversals of unused amounts	(9,833)	(2,032)	(7,940)	—	(19,805)
Discount rate adjustment and imputed interest	121	—	210	—	331
Foreign currency translation adjustment	78	38	543	289	948
As at September 30, 2018	13,829	6,799	25,844	51,529	98,001
Current portion	10,271	6,799	4,868	50,130	72,068
Non-current portion	3,558	—	20,976	1,399	25,933

	Onerous leases[1,4]	Litigation and claims[2]	Decommissioning liabilities[3]	Restructuring[4]	Total
	$	$	$	$	$
As at September 30, 2016	16,246	9,000	36,706	13,426	75,378
Additional provisions	17,326	4,207	1,933	72,633	96,099
Utilized amounts	(7,055)	(3,649)	(1,698)	(23,047)	(35,449)
Reversals of unused amounts	(1,417)	(2,859)	(4,480)	—	(8,756)
Discount rate adjustment and imputed interest	139	—	291	—	430
Foreign currency translation adjustment	(278)	(127)	(367)	116	(656)
As at September 30, 2017	24,961	6,572	32,385	63,128	127,046
Current portion	9,845	6,572	7,867	61,870	86,154
Non-current portion	15,116	—	24,518	1,258	40,892

[1]
As at September 30, 2018, the timing of cash outflows relating to these provisions ranges between one and eight years (one and nine years as at September 30, 2017) and they were discounted at a weighted average rate of 0.68% (0.71% as at September 30, 2017). The reversals of unused amounts are mostly due to favourable settlements.

[2]
As at September 30, 2018, litigation and claims include provisions related to tax exposure (other than those related to income tax), contractual disputes, employee claims and other of $985,000, $5,733,000 and $81,000, respectively (as at September 30, 2017, $1,163,000, $5,254,000 and $155,000, respectively). The reversals of unused amounts are mostly due to favourable settlements of contractual disputes.

[3]
As at September 30, 2018, the decommissioning liabilities were based on the expected cash flows of $26,883,000 ($33,034,000 as at September 30, 2017) and were discounted at a weighted average rate of 0.80% (0.90% as at September 30, 2017). The timing of the settlements of these obligations ranges between one and eleven years as at September 30, 2018 (one and ten years as at September 30, 2017). The reversals of unused amounts are mostly due to favourable settlements.

[4]	See Note 24, Restructuring costs and Note 26b, Investments in subsidiaries